BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES
Current assets (liabilities)	$ (2,305,770)	¥ (15,853,323)	¥ (21,692,788)
Unutilized banking facilities		121,518,000
Unutilized banking facilities subject to renewal during the next 12 months		¥ 92,582,000
Unutilized banking facilities, renewal term	12 months
Amount is recognized in consideration for goodwill | $	$ 0